                        SUPPLEMENT DATED AUGUST 17, 2001
                                       TO

                          PROSPECTUS DATED MAY 1, 2001
                                      FOR

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

EFFECTIVE AUGUST 17, 2001 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. PAGE 2 -- A NEW SENTENCE IS INSERTED AT THE END OF THE FIFTH PARAGRAPH OF THE "POLICY PREMIUM PAYMENTS AND VALUES" SECTION:

   If the owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of Cash Value less any Outstanding Debt.

2. PAGE 8 -- A NEW PARAGRAPH IS INSERTED AS A SECOND PARAGRAPH UNDER THE "FULL SURRENDER" SECTION:

        If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider," page 38.

3. PAGE 9 -- THE SECOND SENTENCE IN THE "RIDERS" SECTION IS REVISED TO READ AS
   FOLLOWS:

   There are three riders available with this policy.

4. PAGE 9 -- A THIRD BULLET WITH ASTERISK IS ADDED TO THE "RIDERS" SECTION AS
   FOLLOWS:

   - Enhanced Cash Value Rider*

     * The Enhanced Cash Value Rider is available only with policies issued on or after August 17, 2001.

5. PAGE 37 -- THE FOURTH SENTENCE IN THE FIRST PARAGRAPH OF THE "OTHER OPTIONAL INSURANCE BENEFITS" SECTION IS REVISED TO READ AS FOLLOWS:

   Where required, a charge is deducted monthly from the Account Value for optional benefits added to your policy.

6. PAGE 38 -- THE FOLLOWING PARAGRAPHS ARE ADDED TO THE END OF THE "OTHER OPTIONAL INSURANCE BENEFITS" SECTION:

     Enhanced Cash Value Rider

        You may elect the Enhanced Cash Value Rider to provide an increased Cash Value upon full surrender of the policy. The increase applies during the first eight policy years. Subject to the provisions and limitations of the Rider, the increase varies based on the year of full surrender. The enhanced Cash Value percentage that will be applied declines from policy years two to eight and the schedule of applicable enhanced Cash Value percentages is indicated in your Rider.

        The enhanced amounts apply only to a full cash surrender of the policy. The enhanced amounts do not apply to:

        - Partial surrenders.

        - Withdrawals made for loans.

       - Surrenders or other dispositions in connection with an exchange, whether qualifying under Section 1035 of the Internal Revenue Code or not.

        This rider will end on the earliest of:


        (a) The date of the first business day on which we receive at the Company's administrative office the policy owner's written request to end the rider;

        (b) The 8th policy anniversary;

        (c) The date the policy goes out of force.

        There is no additional charge for this rider. This rider is available only in states where approval has been received.

7. PAGE 38 -- A NEW PARAGRAPH IS INSERTED AS A SECOND PARAGRAPH UNDER THE "SURRENDER VALUE" SUBSECTION OF THE "POLICY VALUES" SECTION:

        If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider," page 38.

8. PAGE 42 -- A NEW PARAGRAPH IS INSERTED AFTER THE FIRST PARAGRAPH IN THE "FULL SURRENDER" SECTION:

        If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider," page 38.

Form No. 14352 SL (Supp 8/17/01)                      Registration No. 333-06071

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statement of assets and liabilities as of April 30, 2001
     (unaudited)............................................   F-2
  Statement of operations for the periods ended April 30,
     2001 (unaudited).......................................   F-8
  Statement of changes in net assets for the periods ended
     April 30, 2001 (unaudited) and December 31, 2000.......  F-14
  Notes to financial statements (unaudited).................  F-21
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of March 31,
     2001 and December 31, 2000.............................  F-24
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     March 31, 2001 and 2000................................  F-25
  Unaudited interim condensed statement of changes in
     shareholder's equity for the three-month period ended
     March 31, 2000.........................................  F-26
  Unaudited interim condensed statements of cash flows for
     the three-month periods ended March 31, 2001 and
     2000...................................................  F-27
  Notes to unaudited interim condensed financial
     statements.............................................  F-28

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           APRIL 30, 2001 (UNAUDITED)

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              -----------------------------------------------------
                                                                             MONY SERIES FUND, INC.
                                                              -----------------------------------------------------
                                                                 MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                                MARKET       TERM BOND        BOND       SECURITIES
                                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   ------------   -----------   ----------
                           ASSETS
Shares held in respective Funds.............................   24,166,407       301,930      2,284,012      268,810
                                                              ===========    ==========    ===========   ==========
Investments at cost.........................................  $24,166,407    $3,325,823    $30,535,095   $2,940,057
                                                              ===========    ==========    ===========   ==========
Investments in respective Funds, at net asset value.........  $24,166,407    $3,221,590    $28,869,911   $2,956,913
Amount due from MONY America................................        3,680           200            311          181
Amount due from respective Funds............................        3,476           658            159            0
                                                              -----------    ----------    -----------   ----------
         Total assets.......................................   24,173,563     3,222,448     28,870,381    2,957,094
                                                              -----------    ----------    -----------   ----------
                        LIABILITIES
Amount due to MONY America..................................         3476           658            159            0
Amount due to respective Funds..............................        3,680           200            311          181
                                                              -----------    ----------    -----------   ----------
         Total liabilities..................................        7,156           858            470          181
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $24,166,407    $3,221,590    $28,869,911   $2,956,913
                                                              ===========    ==========    ===========   ==========
Net assets consist of:
  Contractholders' net payments.............................  $22,310,817    $2,930,291    $27,042,650   $2,633,081
  Undistributed net investment income.......................    1,855,590       441,034      3,892,679      310,600
  Accumulated net realized loss on investments..............            0       (45,502)      (400,234)      (3,624)
  Net unrealized appreciation (depreciation) of
    investments.............................................            0      (104,233)    (1,665,184)      16,856
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $24,166,407    $3,221,590    $28,869,911   $2,956,913
                                                              ===========    ==========    ===========   ==========
Number of units outstanding*................................    1,994,196       271,719      2,447,148      246,959
                                                              -----------    ----------    -----------   ----------
Net asset value per unit outstanding*.......................  $     12.12    $    11.86    $     11.80   $    11.97
                                                              ===========    ==========    ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2001 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                EQUITY          VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   -------------   ----------   -------------   -----------   -------------   ----------
          ASSETS
Shares held in respective
  Funds....................      128,684         54,671        10,547        25,784        5,654,132       62,551         69,411
                             ===========     ==========     =========      ========      ===========     ========       ========
Investments at cost........  $ 4,320,597     $1,469,948     $ 249,703      $169,053      $28,628,992     $526,312       $394,478
                             ===========     ==========     =========      ========      ===========     ========       ========
Investments in respective
  Funds, at net asset
  value....................  $ 3,208,087     $1,508,359     $ 247,212      $153,933      $25,669,761     $501,659       $370,654
Amount due from MONY
  America..................          428            300            13             4              221          830          1,742
Amount due from respective
  Funds....................            0          1,114             0             0              846            4              0
                             -----------     ----------     ---------      --------      -----------     --------       --------
         Total assets......    3,208,515      1,509,773       247,225       153,937       25,670,828      502,493        372,396
                             -----------     ----------     ---------      --------      -----------     --------       --------
        LIABILITIES
Amount due to MONY
  America..................            0          1,114             0             0              846            4              0
Amount due to respective
  Funds....................          428            300            13             4              221          830          1,742
                             -----------     ----------     ---------      --------      -----------     --------       --------
         Total
           liabilities.....          428          1,414            13             4            1,067          834          1,742
                             -----------     ----------     ---------      --------      -----------     --------       --------
Net assets.................  $ 3,208,087     $1,508,359     $ 247,212      $153,933      $25,669,761     $501,659       $370,654
                             ===========     ==========     =========      ========      ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments...............  $ 3,582,685     $1,327,539     $ 180,683      $115,853      $24,969,836     $509,809       $419,833
  Undistributed net
    investment income......      737,904        202,518       285,602       145,470        4,232,137        1,644          1,621
  Accumulated net realized
    gain (loss) on
    investments............            8        (60,109)     (216,582)      (92,270)        (572,981)      14,859        (26,976)
  Net unrealized
    appreciation
    (depreciation) of
    investments............   (1,112,510)        38,411        (2,491)      (15,120)      (2,959,231)     (24,653)       (23,824)
                             -----------     ----------     ---------      --------      -----------     --------       --------
Net assets.................  $ 3,208,087     $1,508,359     $ 247,212      $153,933      $25,669,761     $501,659       $370,654
                             ===========     ==========     =========      ========      ===========     ========       ========
Number of units
  outstanding*.............      275,391         91,248        20,434        14,578        2,225,082       48,879         43,785
                             -----------     ----------     ---------      --------      -----------     --------       --------
Net asset value per unit
  outstanding*.............  $     11.65     $    16.53     $   12.10      $  10.56      $     11.54     $  10.26       $   8.47
                             ===========     ==========     =========      ========      ===========     ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2001 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                                  DREYFUS VARIABLE
                                  INVESTMENT FUND                                          VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                                           SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
          ASSETS
Shares held in respective
  Funds...................       67,744         65,309       1,268,696       6,411        2,653        9,424           14,901
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments at cost.......   $2,653,524     $1,108,996     $44,639,857    $238,750      $31,271      $93,908         $148,046
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments in respective
  Funds, at net asset
  value...................   $2,538,386     $1,174,248     $40,813,963    $200,397      $32,177      $88,582         $124,421
Amount due from MONY
  America.................        1,003              0           7,612         598            0            0                0
Amount due from respective
  Funds...................        1,573          1,806           5,444         311            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total assets.....    2,540,962      1,176,054      40,827,019     201,306       32,177       88,582          124,421
                             ----------     ----------     -----------    --------      -------      -------         --------
       LIABILITIES
Amount due to MONY
  America.................        1,573          1,806           5,444         311            0            0                0
Amount due to respective
  Funds...................        1,003              0           7,612         598            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total
           liabilities....        2,576          1,806          13,056         909            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,538,386     $1,174,248     $40,813,963    $200,397      $32,177      $88,582         $124,421
                             ==========     ==========     ===========    ========      =======      =======         ========
Net assets consist of:
  Contractholders' net
    payments..............   $2,476,593     $1,041,631     $41,491,647    $241,316      $30,392      $92,891         $174,560
  Undistributed net
    investment income.....       64,436          3,576       1,534,326       4,342          303        8,159              197
  Accumulated net realized
    gain (loss) on
    investments...........      112,495         63,789       1,613,884      (6,908)         576       (7,142)         (26,711)
  Net unrealized
    appreciation
    (depreciation) of
    investments...........     (115,138)        65,252      (3,825,894)    (38,353)         906       (5,326)         (23,625)
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,538,386     $1,174,248     $40,813,963    $200,397      $32,177      $88,582         $124,421
                             ==========     ==========     ===========    ========      =======      =======         ========
Number of units
  outstanding*............      179,300        107,602       2,941,140      20,709        2,843        8,964           22,877
                             ----------     ----------     -----------    --------      -------      -------         --------
Net asset value per unit
  outstanding*............   $    14.16     $    10.91     $     13.88    $   9.68      $ 11.32      $  9.88         $   5.44
                             ==========     ==========     ===========    ========      =======      =======         ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2001 (UNAUDITED)

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                --------------------------------------------------------------------------------------
                                                                    T. ROWE PRICE
                                --------------------------------------------------------------------------------------
                                  EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                  INCOME      RESERVE         STOCK          TERM        GROWTH          BALANCED
                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                ----------   ----------   -------------   ----------   -----------   -----------------
            ASSETS
Shares held in respective
  Funds.......................     143,483     280,485        183,023        8,942        26,814            92,468
                                ==========    ========     ==========      =======      ========        ==========
Investments at cost...........  $2,750,945    $280,485     $2,831,335      $43,789      $613,997        $1,428,719
                                ==========    ========     ==========      =======      ========        ==========
Investments in respective
  Funds, at net asset value...  $2,806,532    $280,485     $2,568,984      $44,532      $538,164        $1,404,585
Amount due from MONY
  America.....................       3,978         168            554          504             0                19
Amount due from respective
  Funds.......................       2,903           0          1,588            0         2,453               526
                                ----------    --------     ----------      -------      --------        ----------
         Total assets.........   2,813,413     280,653      2,571,126       45,036       540,617         1,405,130
                                ----------    --------     ----------      -------      --------        ----------
         LIABILITIES
Amount due to MONY America....       2,903           0          1,588            0         2,453               526
Amount due to respective
  Funds.......................       3,978         168            554          504             0                19
                                ----------    --------     ----------      -------      --------        ----------
         Total liabilities....       6,881         168          2,142          504         2,453               545
                                ----------    --------     ----------      -------      --------        ----------
Net assets....................  $2,806,532    $280,485     $2,568,984      $44,532      $538,164        $1,404,585
                                ==========    ========     ==========      =======      ========        ==========
Net assets consist of:
  Contractholders' net
    payments..................  $2,619,084    $264,819     $2,896,990      $41,129      $577,581        $1,367,064
  Undistributed net investment
    income....................     174,839      15,666         76,679        2,290        73,183           100,683
  Accumulated net realized
    gain (loss) on
    investments...............     (42,978)          0       (142,336)         370       (36,767)          (39,028)
  Net unrealized appreciation
    (depreciation) of
    investments...............      55,587           0       (262,349)         743       (75,833)          (24,134)
                                ----------    --------     ----------      -------      --------        ----------
Net assets....................  $2,806,532    $280,485     $2,568,984      $44,532      $538,164        $1,404,585
                                ==========    ========     ==========      =======      ========        ==========
Number of units
  outstanding*................     232,241      24,862        242,736        3,935        49,446           119,796
                                ----------    --------     ----------      -------      --------        ----------
Net asset value per unit
  outstanding*................  $    12.08    $  11.28     $    10.58      $ 11.32      $  10.88        $    11.72
                                ==========    ========     ==========      =======      ========        ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2001 (UNAUDITED)

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                      ------------------------------------------------------------------
                                                                         FIDELITY VARIABLE INSURANCE
                                                                                PRODUCTS FUNDS
                                                      ------------------------------------------------------------------
                                                                                   VIP III        VIP II       VIP III
                                                         VIP         VIP II        GROWTH         ASSET       GROWTH &
                                                        GROWTH     CONTRAFUND   OPPORTUNITIES    MANAGER       INCOME
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                      ----------   ----------   -------------   ----------   -----------
                       ASSETS
Shares held in respective Funds.....................      44,622      150,530        8,540         155,590       745,743
                                                      ==========   ==========     ========      ==========   ===========
Investments at cost.................................  $1,824,558   $3,418,142     $146,664      $2,357,025   $10,960,496
                                                      ==========   ==========     ========      ==========   ===========
Investments in respective Funds, at net asset
  value.............................................  $1,683,144   $3,147,581     $138,430      $2,293,399   $10,209,225
Amount due from MONY America........................       4,234        3,051        1,063             336           508
Amount due from respective Funds....................          77        1,116            0               0         1,151
                                                      ----------   ----------     --------      ----------   -----------
         Total assets...............................   1,687,455    3,151,748      139,493       2,293,735    10,210,884
                                                      ----------   ----------     --------      ----------   -----------
                    LIABILITIES
Amount due to MONY America..........................          77        1,116            0               0         1,151
Amount due to respective Funds......................       4,234        3,051        1,063             336           508
                                                      ----------   ----------     --------      ----------   -----------
         Total liabilities..........................       4,311        4,167        1,063             336         1,659
                                                      ----------   ----------     --------      ----------   -----------
Net assets..........................................  $1,683,144   $3,147,581     $138,430      $2,293,399   $10,209,225
                                                      ==========   ==========     ========      ==========   ===========
Net assets consist of:
  Contractholders' net payments.....................  $1,893,004   $3,446,854     $162,445      $2,345,390   $10,364,230
  Undistributed net investment income...............     129,179       98,448          405          90,123       510,120
  Accumulated net realized gain (loss) on
    investments.....................................    (197,625)    (127,160)     (16,186)        (78,488)       86,146
  Net unrealized appreciation (depreciation) of
    investments.....................................    (141,414)    (270,561)      (8,234)        (63,626)     (751,271)
                                                      ----------   ----------     --------      ----------   -----------
Net assets..........................................  $1,683,144   $3,147,581     $138,430      $2,293,399   $10,209,225
                                                      ==========   ==========     ========      ==========   ===========
Number of units outstanding*........................     174,626      348,606       18,230         240,683     1,115,782
                                                      ----------   ----------     --------      ----------   -----------
Net asset value per unit outstanding*...............  $     9.64   $     9.03     $   7.59      $     9.53   $      9.15
                                                      ==========   ==========     ========      ==========   ===========

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                      ------------------------------------------

                                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.**
                                                      ------------------------------------------

                                                         EQUITY         FIXED
                                                         GROWTH         INCOME         VALUE
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                      ------------   ------------   ------------
                       ASSETS
Shares held in respective Funds.....................      30,907         380,827         1,478
                                                        ========      ==========       =======
Investments at cost.................................    $545,974      $3,828,672       $18,959
                                                        ========      ==========       =======
Investments in respective Funds, at net asset
  value.............................................    $471,015      $4,139,594       $20,402
Amount due from MONY America........................         563             455             0
Amount due from respective Funds....................           0               0             0
                                                        --------      ----------       -------
         Total assets...............................     471,578       4,140,049        20,402
                                                        --------      ----------       -------
                    LIABILITIES
Amount due to MONY America..........................           0               0             0
Amount due to respective Funds......................         563             455             0
                                                        --------      ----------       -------
         Total liabilities..........................         563             455             0
                                                        --------      ----------       -------
Net assets..........................................    $471,015      $4,139,594       $20,402
                                                        ========      ==========       =======
Net assets consist of:
  Contractholders' net payments.....................    $567,269      $3,590,968       $17,133
  Undistributed net investment income...............      26,772         232,978           435
  Accumulated net realized gain (loss) on
    investments.....................................     (48,067)          4,726         1,391
  Net unrealized appreciation (depreciation) of
    investments.....................................     (74,959)        310,922         1,443
                                                        --------      ----------       -------
Net assets..........................................    $471,015      $4,139,594       $20,402
                                                        ========      ==========       =======
Number of units outstanding*........................      54,717         358,880         1,611
                                                        --------      ----------       -------
Net asset value per unit outstanding*...............    $   8.61      $    11.53       $ 12.67
                                                        ========      ==========       =======

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           APRIL 30, 2001 (UNAUDITED)

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 --------------------------------------------------------------------------------
                                                                                JANUS ASPEN SERIES
                                                 --------------------------------------------------------------------------------
                                                 AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL      STRATEGIC
                                                   GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION     VALUE
                                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   -------------   ----------   ------------   ----------
                    ASSETS
Shares held in respective Funds................           0            0              0             0             0           0
                                                 ==========   ==========    ===========    ==========    ==========      ======
Investments at cost............................  $2,989,817   $6,218,130    $ 4,852,552    $4,003,609    $1,605,379      $3,618
                                                 ==========   ==========    ===========    ==========    ==========      ======
Investments in respective Funds, at net asset
  value........................................  $2,376,774   $6,457,158    $ 3,695,120    $3,792,053    $1,498,917      $3,493
Amount due from MONY America...................       3,004          298          1,377         2,190         1,656           0
Amount due from respective Funds...............         655            0            516           212            19           0
                                                 ----------   ----------    -----------    ----------    ----------      ------
         Total assets..........................   2,380,433    6,457,456      3,697,013     3,794,455     1,500,592       3,493
                                                 ----------   ----------    -----------    ----------    ----------      ------
                  LIABILITIES
Amount due to MONY America.....................         655            0            516           212            19           0
Amount due to respective Funds.................       3,004          298          1,377         2,190         1,656           0
                                                 ----------   ----------    -----------    ----------    ----------      ------
         Total liabilities.....................       3,659          298          1,893         2,402         1,675           0
                                                 ----------   ----------    -----------    ----------    ----------      ------
Net assets.....................................  $2,376,774   $6,457,158    $ 3,695,120    $3,792,053    $1,498,917      $3,493
                                                 ==========   ==========    ===========    ==========    ==========      ======
Net assets consist of:
  Contractholders' net payments................  $3,485,990   $6,027,241    $ 4,828,457    $4,456,578    $1,645,148      $3,603
  Undistributed net investment income..........      88,766      187,896        159,745       101,611         5,293           0
  Accumulated net realized gain (loss) on
    investments................................    (584,939)       2,993       (135,650)     (554,580)      (45,062)         15
  Net unrealized appreciation (depreciation) of
    investments................................    (613,043)     239,028     (1,157,432)     (211,556)     (106,462)       (125)
                                                 ----------   ----------    -----------    ----------    ----------      ------
Net assets.....................................  $2,376,774   $6,457,158    $ 3,695,120    $3,792,053    $1,498,917      $3,493
                                                 ==========   ==========    ===========    ==========    ==========      ======
Number of units outstanding*...................     397,864      593,207        399,219       429,546       200,420         346
                                                 ----------   ----------    -----------    ----------    ----------      ------
Net asset value per unit outstanding*..........  $     5.97   $    10.89    $      9.26    $     8.83    $     7.48      $10.09
                                                 ==========   ==========    ===========    ==========    ==========      ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                        ----------------------------------------------------
                                                          MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND       SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------   ------------   -----------   ----------
Dividend income.......................................   $382,958     $ 272,408     $ 1,515,419    $139,985
Distribution from net realized gains..................          0             0               0           0
                                                         --------     ---------     -----------    --------
Net investment income.................................    382,958       272,408       1,515,419     139,985
                                                         --------     ---------     -----------    --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments.............          0        31,205        (109,579)      4,668
  Net change in unrealized depreciation of
     investments......................................          0      (181,836)     (1,282,183)    (78,680)
                                                         --------     ---------     -----------    --------
Net realized and unrealized loss on investments.......          0      (150,631)     (1,391,762)    (74,012)
                                                         --------     ---------     -----------    --------
Net increase in net assets resulting from
  operations..........................................   $382,958     $ 121,777     $   123,657    $ 65,973
                                                         ========     =========     ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                             SMALL COMPANY                INTERNATIONAL   HIGH YIELD   SMALL COMPANY
                                  EQUITY         VALUE        MANAGED        GROWTH          BOND         GROWTH         GROWTH
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                ----------   -------------   ----------   -------------   ----------   -------------   ----------
Dividend income...............  $       0      $      0       $      0      $      0      $ 750,076      $      0       $      0
Distribution from net realized
  gains.......................          0             0              0             0              0             0              0
                                ---------      --------       --------      --------      ---------      --------       --------
Net investment income.........          0             0              0             0        750,076             0              0
                                ---------      --------       --------      --------      ---------      --------       --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
    investments...............   (127,433)      (28,376)       (84,413)      (32,778)      (286,967)      (12,761)       (26,671)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............   (130,166)       80,671         61,486           262        395,154       (20,291)       (33,426)
                                ---------      --------       --------      --------      ---------      --------       --------
Net realized and unrealized
  gain (loss) on
  investments.................   (257,599)       52,295        (22,927)      (32,516)       108,187       (33,052)       (60,097)
                                ---------      --------       --------      --------      ---------      --------       --------
Net increase (decrease) in net
  assets resulting from
  operations..................  $(257,599)     $ 52,295       $(22,927)     $(32,516)     $ 858,263      $(33,052)      $(60,097)
                                =========      ========       ========      ========      =========      ========       ========

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                --------------------------------------------
                                                DREYFUS VARIABLE INVESTMENT
                                                            FUND
                                                ----------------------------
                                                               SMALL COMPANY   DREYFUS STOCK
                                                APPRECIATION       STOCK           INDEX
                                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                ------------   -------------   -------------
Dividend income...............................   $     391       $    881       $   103,907
Distribution from net realized gains..........           0              0             7,422
                                                 ---------       --------       -----------
Net investment income.........................         391            881           111,329
                                                 ---------       --------       -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....     (59,212)         6,164           (94,065)
  Net change in unrealized appreciation
    (depreciation) of investments.............     (72,188)       (30,443)       (2,159,080)
                                                 ---------       --------       -----------
Net realized and unrealized loss on
  investments.................................    (131,400)       (24,279)       (2,253,145)
                                                 ---------       --------       -----------
Net increase (decrease) in net assets
  resulting from operations...................   $(131,009)      $(23,398)      $(2,141,816)
                                                 =========       ========       ===========

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------------

                                                                       VAN ECK WORLDWIDE INSURANCE TRUST
                                                                   ------------------------------------------
                                                DREYFUS SOCIALLY      HARD      WORLDWIDE       WORLDWIDE
                                                  RESPONSIBLE        ASSETS        BOND      EMERGING MARKETS
                                                   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                ----------------   ----------   ----------   ----------------
Dividend income...............................      $     26         $ 258       $ 3,988         $      0
Distribution from net realized gains..........             0             0             0                0
                                                    --------         -----       -------         --------
Net investment income.........................            26           258         3,988                0
                                                    --------         -----       -------         --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....        (5,176)          443           (18)         (28,317)
  Net change in unrealized appreciation
    (depreciation) of investments.............       (12,990)         (566)       (8,968)          27,977
                                                    --------         -----       -------         --------
Net realized and unrealized loss on
  investments.................................       (18,166)         (123)       (8,986)            (340)
                                                    --------         -----       -------         --------
Net increase (decrease) in net assets
  resulting from operations...................      $(18,140)        $ 135       $(4,998)        $   (340)
                                                    ========         =====       =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        -----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                        -----------------------------------------------------------------------------------------
                                          EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGIC
                                          INCOME      RESERVE         STOCK           BOND         GROWTH           BALANCED
                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                        ----------   ----------   -------------   ------------   -----------   ------------------
Dividend income.......................   $  9,662      $4,490       $       0        $  746       $      0          $ 12,222
Distribution from net realized
  gains...............................     22,083           0               0             0              0                 0
                                         --------      ------       ---------        ------       --------          --------
Net investment income.................     31,745       4,490               0           746              0            12,222
                                         --------      ------       ---------        ------       --------          --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.......................    (12,184)          0        (111,829)          405        (20,869)          (41,732)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................      6,240           0        (103,094)          (71)        (3,784)            3,225
                                         --------      ------       ---------        ------       --------          --------
Net realized and unrealized gain
  (loss) on investments...............     (5,944)          0        (214,923)          334        (24,653)          (38,507)
                                         --------      ------       ---------        ------       --------          --------
Net increase (decrease) in net assets
  resulting from operations...........   $ 25,801      $4,490       $(214,923)       $1,080       $(24,653)         $(26,285)
                                         ========      ======       =========        ======       ========          ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    -----------------------------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                    -----------------------------------------------------------------------------------
                                        VIP         VIP II           VIP III             VIP II            VIP III
                                      GROWTH      CONTRAFUND   GROWTH OPPORTUNITIES   ASSET MANAGER   GROWTH AND INCOME
                                    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                    -----------   ----------   --------------------   -------------   -----------------
Dividend income...................   $     937    $  20,344          $    405           $  65,544         $ 119,620
Distribution from net realized
  gains...........................      88,150       71,801                 0              24,579           384,043
                                     ---------    ---------          --------           ---------         ---------
Net investment income.............      89,087       92,145               405              90,123           503,663
                                     ---------    ---------          --------           ---------         ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................     (91,246)     (79,836)          (16,583)            (87,690)           (5,344)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................    (102,941)    (218,564)            3,570             (54,884)         (753,327)
                                     ---------    ---------          --------           ---------         ---------
Net realized and unrealized gain
  (loss) on investments...........    (194,187)    (298,400)          (13,013)           (142,574)         (758,671)
                                     ---------    ---------          --------           ---------         ---------
Net increase (decrease) in net
  assets resulting from
  operations......................   $(105,100)   $(206,255)         $(12,608)          $ (52,451)        $(255,008)
                                     =========    =========          ========           =========         =========

                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------
                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*
                                    ------------------------------------------
                                       EQUITY         FIXED
                                       GROWTH         INCOME         VALUE
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    ------------   ------------   ------------
Dividend income...................    $      0       $      0         $  0
Distribution from net realized
  gains...........................           0              0            0
                                      --------       --------         ----
Net investment income.............           0              0            0
                                      --------       --------         ----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................      (9,799)         1,371           58
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (28,418)       134,877          905
                                      --------       --------         ----
Net realized and unrealized gain
  (loss) on investments...........     (38,217)       136,248          963
                                      --------       --------         ----
Net increase (decrease) in net
  assets resulting from
  operations......................    $(38,217)      $136,248         $963
                                      ========       ========         ====

---------------
 * Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            -------------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                            -------------------------------------------------------------------------------------
                                            AGGRESSIVE     FLEXIBLE     INTERNATIONAL    WORLDWIDE       CAPITAL       STRATEGIC
                                              GROWTH        INCOME         GROWTH          GROWTH      APPRECIATION      VALUE
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            ----------    ----------    -------------    ----------    ------------    ----------
Dividend income...........................  $       0      $      0       $       0      $       0       $       0       $   0
Distribution from net realized gains......          0             0               0              0               0           0
                                            ---------      --------       ---------      ---------       ---------       -----
Net investment income.....................          0             0               0              0               0           0
                                            ---------      --------       ---------      ---------       ---------       -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments...........................   (271,834)        5,242         (50,291)      (232,654)        (14,031)         15
  Net change in unrealized appreciation
    (depreciation) of investments.........   (288,617)      142,353        (310,076)       (50,132)        (93,942)       (130)
                                            ---------      --------       ---------      ---------       ---------       -----
Net realized and unrealized gain (loss) on
  investments.............................   (560,451)      147,595        (360,367)      (282,786)       (107,973)       (115)
                                            ---------      --------       ---------      ---------       ---------       -----
Net increase (decrease) in net assets
  resulting from operations...............  $(560,451)     $147,595       $(360,367)     $(282,786)      $(107,973)      $(115)
                                            =========      ========       =========      =========       =========       =====

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                      MONY SERIES FUND, INC.
                                     ---------------------------------------------------------
                                                MONEY                     INTERMEDIATE
                                               MARKET                       TERM BOND
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                       FOR THE                       FOR THE
                                     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                      APRIL 30,      YEAR ENDED     APRIL 30,     YEAR ENDED
                                         2001       DECEMBER 31,      2001        DECEMBER 31,
                                     (UNAUDITED)        2000       (UNAUDITED)       2000
                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............  $    382,958   $  1,064,803   $   272,408     $  125,577
  Net realized gain (loss) on
    investments....................             0              0        31,205        (70,140)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................             0              0      (181,836)       100,988
                                     ------------   ------------   -----------     ----------
Net increase in net assets
  resulting from operations........       382,958      1,064,803       121,777        156,425
                                     ------------   ------------   -----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    10,118,196     71,120,205     2,521,770      1,766,214
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (16,700,784)   (61,036,860)   (2,008,386)      (155,264)
                                     ------------   ------------   -----------     ----------
Net increase (decrease) from unit
  transactions.....................    (6,582,588)    10,083,345       513,384      1,610,950
                                     ------------   ------------   -----------     ----------
Net increase (decreases) in net
  assets...........................    (6,199,630)    11,148,148       635,161      1,767,375
Net assets beginning of period.....    30,366,037     19,217,889     2,586,429        819,054
                                     ------------   ------------   -----------     ----------
Net assets end of period*..........  $ 24,166,407   $ 30,366,037   $ 3,221,590     $2,586,429
                                     ============   ============   ===========     ==========
Unit transactions:
  Units outstanding beginning of
    period.........................     2,549,112      1,712,047       224,102         76,605
  Units issued during the period...      (487,611)     5,904,013        55,930        161,713
  Units redeemed during the
    period.........................       (67,305)    (5,066,948)       (8,313)       (14,216)
                                     ------------   ------------   -----------     ----------
Units outstanding end of period....     1,994,196      2,549,112       271,719        224,102
                                     ============   ============   ===========     ==========
---------------
* Includes undistributed net
  investment income of:              $  1,855,590   $  1,472,632   $   441,034     $  168,626
                                     ============   ============   ===========     ==========

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                      MONY SERIES FUND, INC.
                                     ---------------------------------------------------------
                                              LONG TERM                    GOVERNMENT
                                                BOND                       SECURITIES
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                       FOR THE                       FOR THE
                                     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                      APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                        2001        DECEMBER 31,      2001        DECEMBER 31,
                                     (UNAUDITED)       2000        (UNAUDITED)       2000
                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............  $ 1,515,419    $ 1,339,956     $  139,985     $  115,614
  Net realized gain (loss) on
    investments....................     (109,579)      (216,116)         4,668         (8,560)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................   (1,282,183)     1,771,312        (78,680)       109,948
                                     -----------    -----------     ----------     ----------
Net increase in net assets
  resulting from operations........      123,657      2,895,152         65,973        217,002
                                     -----------    -----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    5,782,678      2,992,832        196,526        817,997
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (584,195)    (1,007,725)      (162,415)      (200,294)
                                     -----------    -----------     ----------     ----------
Net increase (decrease) from unit
  transactions.....................    5,198,483      1,985,107         34,111        617,703
                                     -----------    -----------     ----------     ----------
Net increase (decreases) in net
  assets...........................    5,322,140      4,880,259        100,084        834,705
Net assets beginning of period.....   23,547,771     18,667,512      2,856,829      2,022,124
                                     -----------    -----------     ----------     ----------
Net assets end of period*..........  $28,869,911    $23,547,771     $2,956,913     $2,856,829
                                     ===========    ===========     ==========     ==========
Unit transactions:
  Units outstanding beginning of
    period.........................    2,004,098      1,836,729        244,081        189,531
  Units issued during the period...      473,227        252,333          8,151         72,238
  Units redeemed during the
    period.........................      (30,177)       (84,964)        (5,273)       (17,688)
                                     -----------    -----------     ----------     ----------
Units outstanding end of period....    2,447,148      2,004,098        246,959        244,081
                                     ===========    ===========     ==========     ==========
---------------
* Includes undistributed net
  investment income of:              $ 3,892,679    $ 2,377,260     $  310,600     $  170,615
                                     ===========    ===========     ==========     ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------------------------------------
                                                                               SMALL COMPANY
                                                    EQUITY                         VALUE                        MANAGED
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001       DECEMBER 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...................   $        0    $   625,935     $        0     $  122,451     $       0      $ 143,242
Net realized gain (loss) on
 investments............................     (127,433)       114,638        (28,376)       (16,053)      (84,413)      (118,363)
Net change in unrealized appreciation
 (depreciation) investments.............     (130,166)    (1,002,837)        80,671        (75,390)       61,486        (19,694)
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net increase (decrease) in net assets
 resulting from operations..............     (257,599)      (262,264)        52,295         31,008       (22,927)         5,185
                                           ----------    -----------     ----------     ----------     ---------      ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................    1,246,912      1,395,930        583,785        656,883        39,596        136,674
 Net asset value of units redeemed or
   used to meet contract obligations....      (90,848)      (238,119)      (132,929)      (245,728)     (144,247)      (123,540)
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net increase (decrease) from unit
 transactions...........................    1,156,064      1,157,811        450,856        411,155      (104,651)        13,134
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net increase (decrease) in net assets...      898,465        895,547        503,151        442,163      (127,578)        18,319
Net assets beginning of period..........    2,309,622      1,414,075      1,005,208        563,045       374,790        356,471
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net assets end of period*...............   $3,208,087    $ 2,309,622     $1,508,359     $1,005,208     $ 247,212      $ 374,790
                                           ==========    ===========     ==========     ==========     =========      =========
Unit transactions:
Units outstanding beginning of period...      177,032        102,764         64,061         36,787        30,018         28,967
Units issued during the period..........      106,672         89,542         34,913         43,574         3,048         10,943
Units redeemed during the period........       (8,313)       (15,274)        (7,726)       (16,300)      (12,632)        (9,892)
                                           ----------    -----------     ----------     ----------     ---------      ---------
Units outstanding end of period.........      275,391        177,032         91,248         64,061        20,434         30,018
                                           ==========    ===========     ==========     ==========     =========      =========
---------------
 * Includes undistributed net investment
   income of:                              $  737,904    $   737,904     $  202,518     $  202,518     $ 285,602      $ 285,602
                                           ==========    ===========     ==========     ==========     =========      =========
** Commencement of operations.

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------------------------------------
                                                 INTERNATIONAL                  HIGH YIELD                   SMALL COMPANY
                                                    GROWTH                         BOND                         GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001       DECEMBER 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...................    $      0      $  107,349    $   750,076    $ 1,872,332     $       0      $   1,644
Net realized gain (loss) on
 investments............................     (32,778)        (69,424)      (286,967)      (214,443)      (12,761)        27,621
Net change in unrealized appreciation
 (depreciation) investments.............         262        (277,665)       395,154     (2,145,196)      (20,291)       (15,463)
                                            --------      ----------    -----------    -----------     ---------      ---------
Net increase (decrease) in net assets
 resulting from operations..............     (32,516)       (239,740)       858,263       (487,307)      (33,052)        13,802
                                            --------      ----------    -----------    -----------     ---------      ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................      20,396         306,241      4,627,298      2,420,424       290,746        425,330
 Net asset value of units redeemed or
   used to meet contract obligations....     (48,827)       (894,518)      (395,787)    (1,412,759)     (177,869)      (165,802)
                                            --------      ----------    -----------    -----------     ---------      ---------
Net increase (decrease) from unit
 transactions...........................     (28,431)       (588,277)     4,231,511      1,007,665       112,877        259,528
                                            --------      ----------    -----------    -----------     ---------      ---------
Net increase (decrease) in net assets...     (60,947)       (828,017)     5,089,774        520,358        79,825        273,330
Net assets beginning of period..........     214,880       1,042,897     20,579,987     20,059,629       421,834        148,504
                                            --------      ----------    -----------    -----------     ---------      ---------
Net assets end of period*...............    $153,933      $  214,880    $25,669,761    $20,579,987     $ 501,659      $ 421,834
                                            ========      ==========    ===========    ===========     =========      =========
Unit transactions:
Units outstanding beginning of period...      17,506          70,342      1,862,334      1,769,481        38,329         13,697
Units issued during the period..........       1,897          27,506        393,873        223,033        11,393         40,368
Units redeemed during the period........      (4,825)        (80,342)       (31,125)      (130,180)         (843)       (15,736)
                                            --------      ----------    -----------    -----------     ---------      ---------
Units outstanding end of period.........      14,578          17,506      2,225,082      1,862,334        48,879         38,329
                                            ========      ==========    ===========    ===========     =========      =========
---------------
 * Includes undistributed net investment
   income of:                               $145,470      $  145,470    $ 4,232,137    $ 3,482,061     $   1,644      $   1,644
                                            ========      ==========    ===========    ===========     =========      =========
** Commencement of operations.

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ----------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                          ----------------------------------

                                                        GROWTH
                                                      SUBACCOUNT
                                          ----------------------------------
                                            FOR THE
                                          PERIOD ENDED     FOR THE PERIOD
                                           APRIL 30,     FEBRUARY 4, 2000**
                                              2001             THROUGH
                                          (UNAUDITED)     DECEMBER 31, 2000
                                          ------------   -------------------
From operations:
Net investment income...................   $       0          $  1,621
Net realized gain (loss) on
 investments............................     (26,671)             (305)
Net change in unrealized appreciation
 (depreciation) investments.............     (33,426)            9,602
                                           ---------          --------
Net increase (decrease) in net assets
 resulting from operations..............     (60,097)           10,918
                                           ---------          --------
From unit transactions:
 Net proceeds from the issuance of
   units................................    (545,228)          973,913
 Net asset value of units redeemed or
   used to meet contract obligations....      (4,022)           (4,830)
                                           ---------          --------
Net increase (decrease) from unit
 transactions...........................    (549,250)          969,083
                                           ---------          --------
Net increase (decrease) in net assets...    (609,347)          980,001
Net assets beginning of period..........     980,001                 0
                                           ---------          --------
Net assets end of period*...............   $ 370,654          $980,001
                                           =========          ========
Unit transactions:
Units outstanding beginning of period...     103,205                 0
Units issued during the period..........     (58,950)          103,719
Units redeemed during the period........        (470)             (514)
                                           ---------          --------
Units outstanding end of period.........      43,785           103,205
                                           =========          ========
---------------
 * Includes undistributed net investment
   income of:                              $   1,621          $  1,621
                                           =========          ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                      DREYFUS VARIABLE INVESTMENT FUND
                                          ---------------------------------------------------------
                                                                               SMALL COMPANY                    DREYFUS
                                                 APPRECIATION                      STOCK                      STOCK INDEX
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001       DECEMBER 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..................   $      391     $   43,810     $      881     $    1,649    $   111,329    $   950,803
 Net realized gain (loss) on
   investments..........................      (59,212)        69,654          6,164         66,286        (94,065)     1,296,581
 Net change in unrealized appreciation
   (depreciation) of investments........      (72,188)      (145,208)       (30,443)         7,341     (2,159,080)    (5,308,948)
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations..............     (131,009)       (31,744)       (23,398)        75,276     (2,141,816)    (3,061,564)
                                           ----------     ----------     ----------     ----------    -----------    -----------
From unit transactions:
 Net proceeds from the issuance of
   units................................      795,015      1,455,287        218,050        447,881      6,573,438     14,975,579
 Net asset value of units redeemed or
   used to meet contract obligations....     (602,600)      (705,319)      (138,288)      (195,357)    (2,399,169)    (3,812,299)
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) from unit
 transactions...........................      192,415        749,968         79,762        252,524      4,174,269     11,163,280
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) in net assets...       61,406        718,224         56,364        327,800      2,032,453      8,101,716
Net assets beginning of period..........    2,476,980      1,758,756      1,117,884        790,084     38,781,510     30,679,794
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net assets end of period*...............   $2,538,386     $2,476,980     $1,174,248     $1,117,884    $40,813,963    $38,781,510
                                           ==========     ==========     ==========     ==========    ===========    ===========
Unit transactions:
 Units outstanding beginning of
   period...............................      168,512        118,872        101,945         78,184      2,652,230      1,903,421
 Units issued during the period.........       51,519         96,325         20,620         42,142        363,875      1,004,529
 Units redeemed during the period.......      (40,731)       (46,685)       (14,963)       (18,381)       (74,965)      (255,720)
                                           ----------     ----------     ----------     ----------    -----------    -----------
Units outstanding end of period.........      179,300        168,512        107,602        101,945      2,941,140      2,652,230
                                           ==========     ==========     ==========     ==========    ===========    ===========
---------------
 * Includes undistributed net investment
   income of:                              $   64,436     $   64,045     $    3,576     $    2,695    $ 1,534,326    $ 1,422,997
                                           ==========     ==========     ==========     ==========    ===========    ===========
** Commencement of operations.

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------------------
                                                                            VAN ECK WORLDWIDE INSURANCE TRUST
                                                                        -----------------------------------------
                                                    DREYFUS                        HARD               WORLDWIDE
                                             SOCIALLY RESPONSIBLE                 ASSETS                 BOND
                                                  SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                          ---------------------------   --------------------------   ------------
                                            FOR THE                       FOR THE                      FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD END      FOR THE      PERIOD ENDED
                                           APRIL 30,      YEAR ENDED     APRIL 30,     YEAR ENDED     APRIL 30,
                                              2001       DECEMBER 31,      2001       DECEMBER 31,       2001
                                          (UNAUDITED)        2000       (UNAUDITED)       2000       (UNAUDITED)
                                          ------------   ------------   -----------   ------------   ------------
From operations:
 Net investment income..................    $     26       $  1,642       $   258       $    42        $ 3,988
 Net realized gain (loss) on
   investments..........................      (5,176)        (1,814)          443           142            (18)
 Net change in unrealized appreciation
   (depreciation) of investments........     (12,990)       (35,985)         (566)        1,286         (8,968)
                                            --------       --------       -------       -------        -------
Net increase (decrease) in net assets
 resulting from operations..............     (18,140)       (36,157)          135         1,470         (4,998)
                                            --------       --------       -------       -------        -------
From unit transactions:
 Net proceeds from the issuance of
   units................................      32,912        239,230        12,186        18,396          7,853
 Net asset value of units redeemed or
   used to meet contract obligations....     (26,177)       (71,280)       (2,823)         (609)        (1,665)
                                            --------       --------       -------       -------        -------
Net increase (decrease) from unit
 transactions...........................       6,735        167,950         9,363        17,787          6,188
                                            --------       --------       -------       -------        -------
Net increase (decrease) in net assets...     (11,405)       131,793         9,498        19,257          1,190
Net assets beginning of period..........     211,802         80,009        22,679         3,422         87,392
                                            --------       --------       -------       -------        -------
Net assets end of period*...............    $200,397       $211,802       $32,177       $22,679        $88,582
                                            ========       ========       =======       =======        =======
Unit transactions:
 Units outstanding beginning of
   period...............................      19,852          6,671         2,039           343          8,374
 Units issued during the period.........       2,142         18,775         1,065         1,754            695
 Units redeemed during the period.......      (1,285)        (5,594)         (261)          (58)          (105)
                                            --------       --------       -------       -------        -------
Units outstanding end of period.........      20,709         19,852         2,843         2,039          8,964
                                            ========       ========       =======       =======        =======
---------------
 * Includes undistributed net investment
   income of:                               $  4,342       $  4,316       $   303       $    45        $ 8,159
                                            ========       ========       =======       =======        =======
** Commencement of operations.

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------
                                              VAN ECK WORLDWIDE INSURANCE TRUST
                                          ------------------------------------------
                                           WORLDWIDE              WORLDWIDE
                                              BOND            EMERGING MARKETS
                                           SUBACCOUNT            SUBACCOUNT
                                          ------------   ---------------------------
                                                           FOR THE
                                            FOR THE      PERIOD ENDED     FOR THE
                                           YEAR ENDED     APRIL 30,      YEAR ENDED
                                          DECEMBER 31,       2001       DECEMBER 31,
                                              2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------
From operations:
 Net investment income..................    $  3,021       $      0       $      0
 Net realized gain (loss) on
   investments..........................      (7,135)       (28,317)        (2,021)
 Net change in unrealized appreciation
   (depreciation) of investments........       5,541         27,977        (70,897)
                                            --------       --------       --------
Net increase (decrease) in net assets
 resulting from operations..............       1,427           (340)       (72,918)
                                            --------       --------       --------
From unit transactions:
 Net proceeds from the issuance of
   units................................      85,997         37,278        189,753
 Net asset value of units redeemed or
   used to meet contract obligations....     (52,332)       (55,484)       (44,361)
                                            --------       --------       --------
Net increase (decrease) from unit
 transactions...........................      33,665        (18,206)       145,392
                                            --------       --------       --------
Net increase (decrease) in net assets...      35,092        (18,546)        72,474
Net assets beginning of period..........      52,300        142,967         70,493
                                            --------       --------       --------
Net assets end of period*...............    $ 87,392       $124,421       $142,967
                                            ========       ========       ========
Unit transactions:
 Units outstanding beginning of
   period...............................       5,105         26,477          7,590
 Units issued during the period.........       8,350          6,097         24,650
 Units redeemed during the period.......      (5,081)        (9,697)        (5,763)
                                            --------       --------       --------
Units outstanding end of period.........       8,374         22,877         26,477
                                            ========       ========       ========
---------------
 * Includes undistributed net investment
   income of:                               $  4,171       $    197       $    197
                                            ========       ========       ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            EQUITY                            PRIME                        INTERNATIONAL
                                            INCOME                           RESERVE                           STOCK
                                          SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                  ---------------------------   ---------------------------------   ---------------------------
                                    FOR THE                       FOR THE                             FOR THE
                                  PERIOD ENDED     FOR THE      PERIOD ENDED        FOR THE         PERIOD ENDED     FOR THE
                                   APRIL 30,      YEAR ENDED     APRIL 30,         YEAR ENDED        APRIL 30,      YEAR ENDED
                                      2001       DECEMBER 31,       2001          DECEMBER 31,          2001       DECEMBER 31,
                                  (UNAUDITED)        2000       (UNAUDITED)           2000          (UNAUDITED)        2000
                                  ------------   ------------   ------------   ------------------   ------------   ------------
From operations:
 Net investment income..........   $   31,745     $  103,960      $  4,490          $  6,999         $        0     $   74,383
 Net realized gain (loss) on
   investments..................      (12,184)       (33,920)            0                 0           (111,829)       (32,047)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............        6,240         99,193             0                 0           (103,094)      (186,480)
                                   ----------     ----------      --------          --------         ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations.....................       25,801        169,233         4,490             6,999           (214,923)      (144,144)
                                   ----------     ----------      --------          --------         ----------     ----------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    1,097,653      1,262,171        38,713           216,211          1,048,399      2,287,853
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (183,137)      (279,879)       (6,381)          (81,150)          (292,691)      (253,632)
                                   ----------     ----------      --------          --------         ----------     ----------
Net increase from unit
 transactions...................      914,516        982,292        32,332           135,061            755,708      2,034,221
                                   ----------     ----------      --------          --------         ----------     ----------
Net increase in net assets......      940,317      1,151,525        36,822           142,060            540,785      1,890,077
Net assets beginning of
 period.........................    1,866,215        714,690       243,663           101,603          2,028,199        138,122
                                   ----------     ----------      --------          --------         ----------     ----------
Net assets end of period*.......   $2,806,532     $1,866,215      $280,485          $243,663         $2,568,984     $2,028,199
                                   ==========     ==========      ========          ========         ==========     ==========
Unit transactions:
 Units outstanding beginning of
   period.......................      156,427         67,719        21,977             9,723            175,616          9,827
 Units issued during the
   period.......................       89,364        113,984         3,336            19,616             92,242        186,460
 Units redeemed during the
   period.......................      (13,550)       (25,276)         (451)           (7,362)           (25,122)       (20,671)
                                   ----------     ----------      --------          --------         ----------     ----------
Units outstanding end of
 period.........................      232,241        156,427        24,862            21,977            242,736        175,616
                                   ==========     ==========      ========          ========         ==========     ==========
---------------
 * Includes undistributed net
   investment income of:           $  174,839     $  143,094      $ 15,666          $ 11,176         $   76,679     $   76,679
                                   ==========     ==========      ========          ========         ==========     ==========
** Commencement of operations.

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            LIMITED TERM                      NEW AMERICA                PERSONAL STRATEGY
                                                BOND                            GROWTH                       BALANCED
                                             SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------   ---------------------------   ---------------------------
                                    FOR THE                             FOR THE                       FOR THE
                                  PERIOD ENDED        FOR THE         PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                   APRIL 30,         YEAR ENDED        APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                      2001          DECEMBER 31,          2001       DECEMBER 31,       2001       DECEMBER 31,
                                  (UNAUDITED)           2000          (UNAUDITED)        2000       (UNAUDITED)        2000
                                  ------------   ------------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..........    $   746           $ 1,499           $      0       $ 52,479      $   12,222     $   72,991
 Net realized gain (loss) on
   investments..................        405               (33)           (20,869)       (22,967)        (41,732)        (2,525)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............        (71)              852             (3,784)       (83,372)          3,225        (27,008)
                                    -------           -------           --------       --------      ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations.....................      1,080             2,318            (24,653)       (53,860)        (26,285)        43,458
                                    -------           -------           --------       --------      ----------     ----------
From unit transactions:
 Net proceeds from the issuance
   of units.....................     15,246            32,552            128,904        277,405         618,213      1,139,090
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (5,404)           (2,220)           (42,908)       (95,257)       (373,737)       (97,518)
                                    -------           -------           --------       --------      ----------     ----------
Net increase from unit
 transactions...................      9,842            30,332             85,996        182,148         244,476      1,041,572
                                    -------           -------           --------       --------      ----------     ----------
Net increase in net assets......     10,922            32,650             61,343        128,288         218,191      1,085,030
Net assets beginning of
 period.........................     33,610               960            476,821        348,533       1,186,394        101,364
                                    -------           -------           --------       --------      ----------     ----------
Net assets end of period*.......    $44,532           $33,610           $538,164       $476,821      $1,404,585     $1,186,394
                                    =======           =======           ========       ========      ==========     ==========
Unit transactions:
 Units outstanding beginning of
   period.......................      3,058                95             42,050         27,453          99,656          8,978
 Units issued during the
   period.......................      1,013             3,180              9,332         22,230          47,522         99,168
 Units redeemed during the
   period.......................       (136)             (217)            (1,936)        (7,633)        (27,382)        (8,490)
                                    -------           -------           --------       --------      ----------     ----------
Units outstanding end of
 period.........................      3,935             3,058             49,446         42,050         119,796         99,656
                                    =======           =======           ========       ========      ==========     ==========
---------------
 * Includes undistributed net
   investment income of:            $ 2,290           $ 1,544           $ 73,183       $ 73,183      $  100,683     $   88,461
                                    =======           =======           ========       ========      ==========     ==========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                          ------------------------------------------------------------------------
                                                      VIP                         VIP II                VIP III
                                                    GROWTH                      CONTRAFUND            GROWTH OPPORTUNITIES
                                                  SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                          ---------------------------   ---------------------------   ------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)
                                          ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..................   $   89,087     $   40,092     $   92,145     $    6,303      $    405
 Net realized gain (loss) on
   investments..........................      (91,246)      (106,405)       (79,836)       (47,324)      (16,583)
 Net change in unrealized appreciation
   (depreciation) of investments........     (102,941)       (47,202)      (218,564)       (53,967)        3,570
                                           ----------     ----------     ----------     ----------      --------
Net increase (decrease) in net assets
 resulting from operations..............     (105,100)      (113,515)      (206,255)       (94,988)      (12,608)
                                           ----------     ----------     ----------     ----------      --------
From unit transactions:
 Net proceeds from the issuance of
   units................................      843,066      1,538,960      1,348,889      2,429,275        90,674
 Net asset value of units redeemed or
   used to meet contract obligations....     (181,631)      (488,164)      (173,721)      (194,515)      (51,827)
                                           ----------     ----------     ----------     ----------      --------
Net increase from unit transactions.....      661,435      1,050,796      1,175,168      2,234,760        38,847
                                           ----------     ----------     ----------     ----------      --------
Net increase in net assets..............      556,335        937,281        968,913      2,139,772        26,239
Net assets beginning of period..........    1,126,809        189,528      2,178,668         38,896       112,191
                                           ----------     ----------     ----------     ----------      --------
Net assets end of period*...............   $1,683,144     $1,126,809     $3,147,581     $2,178,668      $138,430
                                           ==========     ==========     ==========     ==========      ========
Unit transactions:
 Units outstanding beginning of
   period...............................      108,046         16,127        219,956          3,667        13,546
 Units issued during the period.........       77,606        134,622        144,479        235,115         5,151
 Units redeemed during the period.......      (11,026)       (42,703)       (15,829)       (18,826)         (467)
                                           ----------     ----------     ----------     ----------      --------
Units outstanding end of period.........      174,626        108,046        348,606        219,956        18,230
                                           ==========     ==========     ==========     ==========      ========
---------------
 * Includes undistributed net investment
   income of:                              $  129,179     $   40,092     $   98,448     $    6,303      $    405
                                           ==========     ==========     ==========     ==========      ========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            -------------------------------------------------------
                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                            -------------------------------------------------------
                                                  VIP III                      VIP II
                                        OWTH OPPORTUNITIES
                                                SUBACCOUNT                   SUBACCOUNT
                                            -------------------   ---------------------------------
                                                                    FOR THE
                                               FOR THE PERIOD     PERIOD ENDED     FOR THE PERIOD
                                              MARCH 31, 2000**     APRIL 30,     FEBRUARY 4, 2000**
                                                   THROUGH            2001            THROUGH
                                              DECEMBER 31, 2000   (UNAUDITED)    DECEMBER 31, 2000
                                              -----------------   ------------   ------------------
From operations:
 Net investment income..................          $      0         $   90,123         $      0
 Net realized gain (loss) on
   investments..........................               397            (87,690)           9,202
 Net change in unrealized appreciation
   (depreciation) of investments........           (11,804)           (54,884)          (8,742)
                                                  --------         ----------         --------
Net increase (decrease) in net assets
 resulting from operations..............           (11,407)           (52,451)             460
                                                  --------         ----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units................................           125,691          2,381,913          505,676
 Net asset value of units redeemed or
   used to meet contract obligations....            (2,093)          (519,874)         (22,325)
                                                  --------         ----------         --------
Net increase from unit transactions.....           123,598          1,862,039          483,351
                                                  --------         ----------         --------
Net increase in net assets..............           112,191          1,809,588          483,811
Net assets beginning of period..........                 0            483,811                0
                                                  --------         ----------         --------
Net assets end of period*...............          $112,191         $2,293,399         $483,811
                                                  ========         ==========         ========
Unit transactions:
 Units outstanding beginning of
   period...............................                 0             49,469                0
 Units issued during the period.........            13,776            195,635           51,754
 Units redeemed during the period.......              (230)            (4,421)          (2,285)
                                                  --------         ----------         --------
Units outstanding end of period.........            13,546            240,683           49,469
                                                  ========         ==========         ========
---------------
 * Includes undistributed net investment
   income of:                                     $      0         $   90,123         $      0
                                                  ========         ==========         ========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------
                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                          ---------------------------------
                                                       VIP III
                                                   GROWTH & INCOME
                                                     SUBACCOUNT
                                          ---------------------------------
                                            FOR THE
                                          PERIOD ENDED     FOR THE PERIOD
                                           APRIL 30,     JANUARY 13, 2000**
                                              2001            THROUGH
                                          (UNAUDITED)    DECEMBER 31, 2000
                                          ------------   ------------------
From operations:
 Net investment income..................  $   503,663        $    6,457
 Net realized gain (loss) on
   investments..........................       (5,344)           91,490
 Net change in unrealized appreciation
   (depreciation) of investments........     (753,327)            2,056
                                          -----------        ----------
Net increase (decrease) in net assets
 resulting from operations..............     (255,008)          100,003
                                          -----------        ----------
From unit transactions:
 Net proceeds from the issuance of
   units................................    6,501,532         4,437,094
 Net asset value of units redeemed or
   used to meet contract obligations....     (402,362)         (172,034)
                                          -----------        ----------
Net increase from unit transactions.....    6,099,170         4,265,060
                                          -----------        ----------
Net increase in net assets..............    5,844,162         4,365,063
Net assets beginning of period..........    4,365,063                 0
                                          -----------        ----------
Net assets end of period*...............  $10,209,225        $4,365,063
                                          ===========        ==========
Unit transactions:
 Units outstanding beginning of
   period...............................      451,843                 0
 Units issued during the period.........      681,850           470,068
 Units redeemed during the period.......      (17,911)          (18,225)
                                          -----------        ----------
Units outstanding end of period.........    1,115,782           451,843
                                          ===========        ==========
---------------
 * Includes undistributed net investment
   income of:                             $   510,120        $    6,457
                                          ===========        ==========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------
                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.***
                                     --------------------------------------------
                                                EQUITY                  FIXED
                                                GROWTH                  INCOME
                                              SUBACCOUNT              SUBACCOUNT
                                     ----------------------------    ------------
                                       FOR THE                         FOR THE
                                     PERIOD ENDED      FOR THE       PERIOD ENDED
                                      APRIL 30,       YEAR ENDED      APRIL 30,
                                         2001        DECEMBER 31,        2001
                                     (UNAUDITED)         2000        (UNAUDITED)
                                     ------------    ------------    ------------
From operations:
 Net investment income.............    $      0       $  22,533       $        0
 Net realized gain (loss) on
   investments.....................      (9,799)        (38,268)           1,371
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     (28,418)        (51,445)         134,877
                                       --------       ---------       ----------
Net increase (decrease) in net
 assets resulting from
 operations........................     (38,217)        (67,180)         136,248
                                       --------       ---------       ----------
From unit transactions:
 Net proceeds from the issuance of
   units...........................     166,172         632,725           43,015
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................     (26,663)       (326,534)         (17,260)
                                       --------       ---------       ----------
Net increase from unit
 transactions......................     139,509         306,191           25,755
                                       --------       ---------       ----------
Net increase in net assets.........     101,292         239,011          162,003
Net assets beginning of period.....     369,723         130,712        3,977,591
                                       --------       ---------       ----------
Net assets end of period*..........    $471,015       $ 369,723       $4,139,594
                                       ========       =========       ==========
Unit transactions:
 Units outstanding beginning of
   period..........................      39,055          12,171          356,647
 Units issued during the period....      17,502          55,554            3,712
 Units redeemed during the
   period..........................      (1,840)        (28,670)          (1,479)
                                       --------       ---------       ----------
Units outstanding end of period....      54,717          39,055          358,880
                                       ========       =========       ==========
---------------
 * Includes undistributed net
   investment income of:               $ 26,772       $  26,772       $  232,978
                                       ========       =========       ==========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------------------
                                            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.***
                                     --------------------------------------------------------
                                            FIXED
                                           INCOME                         VALUE
                                         SUBACCOUNT                    SUBACCOUNT
                                     -------------------    ---------------------------------
                                                              FOR THE
                                       FOR THE PERIOD       PERIOD ENDED     FOR THE PERIOD
                                      JANUARY 6, 2000**      APRIL 30,       MAY 22, 2000**
                                           THROUGH              2001             THROUGH
                                      DECEMBER 31, 2000     (UNAUDITED)     DECEMBER 31, 2000
                                     -------------------    ------------    -----------------
From operations:
 Net investment income.............      $  232,978           $     0            $   435
 Net realized gain (loss) on
   investments.....................           3,355                58              1,333
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................         176,045               905                538
                                         ----------           -------            -------
Net increase (decrease) in net
 assets resulting from
 operations........................         412,378               963              2,306
                                         ----------           -------            -------
From unit transactions:
 Net proceeds from the issuance of
   units...........................       3,615,737                 0             18,053
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................         (50,524)             (533)              (387)
                                         ----------           -------            -------
Net increase from unit
 transactions......................       3,565,213              (533)            17,666
                                         ----------           -------            -------
Net increase in net assets.........       3,977,591               430             19,972
Net assets beginning of period.....               0            19,972                  0
                                         ----------           -------            -------
Net assets end of period*..........      $3,977,591           $20,402            $19,972
                                         ==========           =======            =======
Unit transactions:
 Units outstanding beginning of
   period..........................               0             1,655                  0
 Units issued during the period....         361,701                 0              1,691
 Units redeemed during the
   period..........................          (5,054)              (44)               (36)
                                         ----------           -------            -------
Units outstanding end of period....         356,647             1,611              1,655
                                         ==========           =======            =======
---------------
 * Includes undistributed net
   investment income of:                 $  232,978           $   435            $   435
                                         ==========           =======            =======
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean W

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                --------------------------------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                --------------------------------------------------------------------------------------------
                                        AGGRESSIVE                        FLEXIBLE                      INTERNATIONAL
                                          GROWTH                           INCOME                          GROWTH
                                        SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                ---------------------------   --------------------------------   ---------------------------
                                  FOR THE                          FOR THE                         FOR THE
                                PERIOD ENDED     FOR THE        PERIOD ENDED        FOR THE      PERIOD ENDED     FOR THE
                                 APRIL 30,      YEAR ENDED        APRIL 30,        YEAR ENDED     APRIL 30,      YEAR ENDED
                                    2001       DECEMBER 31,         2001          DECEMBER 31,       2001       DECEMBER 31,
                                (UNAUDITED)        2000          (UNAUDITED)          2000       (UNAUDITED)        2000
                                ------------   ------------   -----------------   ------------   ------------   ------------
From operations:
 Net investment income........   $        0     $   88,766       $        0        $  187,459     $        0     $  159,745
 Net realized gain (loss) on
   investments................     (271,834)      (313,107)           5,242            (2,249)       (50,291)       (85,359)
 Net change in unrealized
   appreciation (depreciation)
   of investments.............     (288,617)      (348,905)         142,353            97,100       (310,076)      (847,849)
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations...................     (560,451)      (573,246)         147,595           282,310       (360,367)      (773,463)
                                 ----------     ----------       ----------        ----------     ----------     ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    1,396,389      2,683,340          101,680         6,091,246        600,535      4,414,228
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (298,379)      (523,661)         (60,350)         (118,226)       (78,211)      (111,453)
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net increase from unit
 transactions.................    1,098,010      2,159,679           41,330         5,973,020        522,324      4,302,775
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net increase in net assets....      537,559      1,586,433          188,925         6,255,330        161,957      3,529,312
Net assets beginning of
 period.......................    1,839,215        252,782        6,268,233            12,903      3,533,163          3,851
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net assets end of period*.....   $2,376,774     $1,839,215       $6,457,158        $6,268,233     $3,695,120     $3,533,163
                                 ==========     ==========       ==========        ==========     ==========     ==========
Unit transactions:
 Units outstanding beginning
   of period..................      239,319         22,352          589,418             1,289        345,650            317
 Units issued during the
   period.....................      178,659        269,575            8,141           599,770         58,817        354,278
 Units redeemed during the
   period.....................      (20,114)       (52,608)          (4,352)          (11,641)        (5,248)        (8,945)
                                 ----------     ----------       ----------        ----------     ----------     ----------
 Units outstanding end of
   period.....................      397,864        239,319          593,207           589,418        399,219        345,650
                                 ==========     ==========       ==========        ==========     ==========     ==========
---------------
 * Includes undistributed net
   investment income of:         $   88,766     $   88,766       $  187,896        $  187,896     $  159,745     $  159,745
                                 ==========     ==========       ==========        ==========     ==========     ==========
** Commencement of operations.

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                ----------------------------------------------------------------
                                                       JANUS ASPEN SERIES
                                ----------------------------------------------------------------
                                         WORLDWIDE                         CAPITAL
                                          GROWTH                         APPRECIATION
                                        SUBACCOUNT                        SUBACCOUNT
                                ---------------------------   ----------------------------------
                                  FOR THE                       FOR THE
                                PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE PERIOD
                                 APRIL 30,      YEAR ENDED     APRIL 30,     FEBRUARY 4, 2000**
                                    2001       DECEMBER 31,       2001             THROUGH
                                (UNAUDITED)        2000       (UNAUDITED)     DECEMBER 31, 2000
                                ------------   ------------   ------------   -------------------
From operations:
 Net investment income........   $        0     $  101,611     $        0         $  5,293
 Net realized gain (loss) on
   investments................     (232,654)      (321,935)       (14,031)         (31,031)
 Net change in unrealized
   appreciation (depreciation)
   of investments.............      (50,132)      (168,424)       (93,942)         (12,520)
                                 ----------     ----------     ----------         --------
Net increase (decrease) in net
 assets resulting from
 operations...................     (282,786)      (388,748)      (107,973)         (38,258)
                                 ----------     ----------     ----------         --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    2,519,101      2,325,463        825,620          927,886
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (218,921)      (279,778)       (55,411)         (52,947)
                                 ----------     ----------     ----------         --------
Net increase from unit
 transactions.................    2,300,180      2,045,685        770,209          874,939
                                 ----------     ----------     ----------         --------
Net increase in net assets....    2,017,394      1,656,937        662,236          836,681
Net assets beginning of
 period.......................    1,774,659        117,722        836,681                0
                                 ----------     ----------     ----------         --------
Net assets end of period*.....   $3,792,053     $1,774,659     $1,498,917         $836,681
                                 ==========     ==========     ==========         ========
Unit transactions:
 Units outstanding beginning
   of period..................      182,651         10,224        103,062                0
 Units issued during the
   period.....................      259,128        196,009        103,377          109,299
 Units redeemed during the
   period.....................      (12,233)       (23,582)        (6,019)          (6,237)
                                 ----------     ----------     ----------         --------
 Units outstanding end of
   period.....................      429,546        182,651        200,420          103,062
                                 ==========     ==========     ==========         ========
---------------
 * Includes undistributed net
   investment income of:         $  101,611     $  101,611     $    5,293         $  5,293
                                 ==========     ==========     ==========         ========
** Commencement of operations.

                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                ----------------------------------
                                        JANUS ASPEN SERIES
                                ----------------------------------
                                            STRATEGIC
                                              VALUE
                                            SUBACCOUNT
                                ----------------------------------
                                  FOR THE
                                PERIOD ENDED     FOR THE PERIOD
                                 APRIL 30,     DECEMBER 27, 2000**
                                    2001             THROUGH
                                (UNAUDITED)     DECEMBER 31, 2000
                                ------------   -------------------
From operations:
 Net investment income........     $    0             $  0
 Net realized gain (loss) on
   investments................         15                0
 Net change in unrealized
   appreciation (depreciation)
   of investments.............       (130)               5
                                   ------             ----
Net increase (decrease) in net
 assets resulting from
 operations...................       (115)               5
                                   ------             ----
From unit transactions:
 Net proceeds from the
   issuance of units..........      2,746              875
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (18)               0
                                   ------             ----
Net increase from unit
 transactions.................      2,728              875
                                   ------             ----
Net increase in net assets....      2,613              880
Net assets beginning of
 period.......................        880                0
                                   ------             ----
Net assets end of period*.....     $3,493             $880
                                   ======             ====
Unit transactions:
 Units outstanding beginning
   of period..................         88                0
 Units issued during the
   period.....................        260               88
 Units redeemed during the
   period.....................         (2)               0
                                   ------             ----
 Units outstanding end of
   period.....................        346               88
                                   ======             ====
---------------
 * Includes undistributed net
   investment income of:           $    0             $  0
                                   ======             ====
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc. , the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended April 30, 2001 aggregated $2,460,180.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the period ended April 30, 2001 were as follows:

                                                           COST OF SHARES ACQUIRED     PROCEEDS FROM
                                                           (EXCLUDES REINVESTMENTS)   SHARES REDEEMED
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS    ------------------------   ---------------
MONY Series Fund, Inc.
     Money Market Portfolio..............................        $19,831,013            $26,413,601
     Intermediate Term Bond Portfolio....................          2,623,127              2,109,743
     Long Term Bond Portfolio............................          6,963,920              1,765,437
     Government Securities Portfolio.....................            234,049                199,938

Enterprise Accumulation Trust
     Equity Portfolio....................................          1,387,443                231,379
     Small Company Value Portfolio.......................            642,251                191,395
     Managed Portfolio...................................             56,511                161,162
     International Growth Portfolio......................            227,390                255,821
     High Yield Bond Portfolio...........................          6,016,922              1,785,411
     Small Company Growth Portfolio......................            317,235                204,358
     Growth Portfolio....................................             61,576                610,826

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)


                                                           COST OF SHARES ACQUIRED     PROCEEDS FROM
                                                           (EXCLUDES REINVESTMENTS)   SHARES REDEEMED
                                                           ------------------------   ---------------

Dreyfus Variable Investment Fund
     Appreciation Portfolio..............................        $ 1,056,162            $   863,747
     Small Company Stock Portfolio.......................            239,964                160,202
     Dreyfus Stock Index Fund............................          8,064,549              3,890,280
     Dreyfus Socially Responsible Growth Fund, Inc.......             35,407                 28,672

Van Eck Worldwide Insurance Trust
     Hard Assets Portfolio...............................             14,917                  5,554
     Worldwide Bond Portfolio............................              8,005                  1,817
     Worldwide Emerging Markets Portfolio................             45,103                 63,309

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio.............................          1,163,999                249,483
     Prime Reserve Portfolio.............................             41,771                  9,439
     International Stock Portfolio.......................          1,152,108                396,400
     Limited Term Portfolio..............................             20,946                 11,104
     New America Growth Portfolio........................            146,884                 60,888
     Personal Strategy Balance Portfolio.................            732,739                488,263

Fidelity Variable Insurance Products Funds
     VIP Growth Portfolio................................          1,023,129                361,694
     VIP II Contrafund Portfolio.........................          1,673,942                498,774
     VIP III Growth Opportunities Portfolio..............             94,464                 55,617
     VIP II Asset Manager Portfolio......................          2,533,602                671,563
     VIP III Growth & Income Portfolio...................          6,838,345                739,175

The Universal Institutional Funds, Inc.
     Equity Growth Portfolio.............................            177,608                 38,099
     Fixed Income Portfolio..............................             44,789                 19,034
     Value Portfolio.....................................                 81                    614

Janus Aspen Series
     Aggressive Growth Portfolio.........................          1,577,180                479,170
     Flexible Income Portfolio...........................            177,192                135,862
     International Growth Portfolio......................            654,531                132,207
     Worldwide Growth Portfolio..........................          3,304,538              1,004,358
     Capital Appreciation Portfolio......................            852,252                 82,043
     Strategic Value Portfolio...........................              3,060                    332

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                      MARCH 31, 2001 AND DECEMBER 31, 2000

                                                              MARCH 31,   DECEMBER 31,
                                                                2001          2000
                                                              ---------   ------------
                                                                  ($ IN MILLIONS)
                                        ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,038.8      $1,014.7
Mortgage loans on real estate...............................      97.0         116.1
Policy loans................................................      72.1          69.4
Real estate.................................................       5.5           5.4
Other invested assets.......................................       7.9           3.4
                                                              --------      --------
                                                               1,221.3       1,209.0
                                                              --------      --------
Cash and cash equivalents...................................     110.8         104.8
Accrued Investment Income...................................      19.7          19.2
Amounts due from reinsurers.................................      33.8          30.7
Deferred policy acquisition costs...........................     487.0         483.5
Current federal income taxes receivable.....................      26.6          14.9
Other assets................................................      13.3           4.4
Separate account assets.....................................   3,606.3       4,064.4
                                                              --------      --------
          Total assets......................................  $5,518.8      $5,930.9
                                                              ========      ========
                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  138.1      $  134.8
Policyholders' account balances.............................   1,149.2       1,154.9
Other policyholders' liabilities............................      77.0          68.9
Accounts payable and other liabilities......................      53.1          33.2
Note payable to affiliate (Note 5)..........................      46.3          46.9
Deferred federal income taxes...............................      63.2          48.3
Separate account liabilities................................   3,606.3       4,064.4
                                                              --------      --------
          Total liabilities.................................  $5,133.2      $5,551.4
                                                              --------      --------
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................  $    2.5      $    2.5
Capital in excess of par....................................     249.7         249.7
Retained earnings...........................................     128.9         128.3
Accumulated other comprehensive loss........................       4.5          (1.0)
                                                              --------      --------
          Total shareholder's equity........................     385.6         379.5
                                                              --------      --------
          Total liabilities and shareholder's equity........  $5,518.8      $5,930.9
                                                              ========      ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
               THREE-MONTH PERIODS ENDED MARCH 31, 2001 AND 2000

                                                               2001     2000
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $40.1    $38.1
Premiums....................................................   12.5      4.9
Net investment income (loss)................................   23.9     23.7
Net realized (losses)/gains on investments..................    1.7     (0.1)
Other income................................................    2.9      3.3
                                                              -----    -----
Total revenues..............................................   81.1     69.9
                                                              -----    -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   25.0     12.5
Interest credited to policyholders' account balances........   16.5     16.1
Amortization of deferred policy acquisition costs...........   10.6     12.9
Other operating costs and expenses..........................   28.2     23.1
                                                              -----    -----
Total benefits and expense..................................   80.3     64.6
                                                              -----    -----
Income before income taxes..................................    0.8      5.3
Income tax expense..........................................    0.2      1.9
                                                              -----    -----
Net income..................................................    0.6      3.4
Other comprehensive income (loss), net......................    5.5     (0.7)
                                                              -----    -----
Comprehensive income........................................  $ 6.1    $ 2.7
                                                              =====    =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                    THREE-MONTH PERIOD ENDED MARCH 31, 2001

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 2000...............   $2.5     $249.7      $128.3        $(1.0)         $379.5
Comprehensive income:
  Net income.............................                           0.6                          0.6
  Other comprehensive income(1)..........
     Comprehensive income................                                        5.5             5.5
                                            ----     ------      ------        -----          ------
Balance, March 31, 2001..................   $2.5     $249.7      $128.9        $ 4.5          $385.6
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
               THREE-MONTH PERIODS ENDED MARCH 31, 2001 AND 2000

                                                               2001      2000
                                                              -------   -------
                                                               ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $  (0.7)  $   9.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................     45.0      56.3
  Mortgage loans on real estate.............................     33.1       3.2
Acquisitions of investments:
  Fixed maturities..........................................    (49.3)    (29.0)
  Mortgage loans on real estate.............................    (12.8)     (3.7)
  Real estate...............................................     (0.2)     (0.3)
  Other invested assets.....................................     (2.4)     (0.1)
  Policy loans, net.........................................     (2.7)     (4.1)
                                                              -------   -------
Net cash provided by/(used in) investing activities.........  $  10.7   $  22.3
                                                              -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of note to affiliate..............................     (0.6)     (0.5)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    200.4     467.9
Return of policyholders' account balances on annuity and
  universal life policies...................................   (203.8)   (490.4)
                                                              -------   -------
Net cash provided by financing activities...................     (4.0)    (23.0)
                                                              -------   -------
Net increase in cash and cash equivalents...................      6.0       9.0
Cash and cash equivalents, beginning of year................    104.8      28.9
                                                              -------   -------
Cash and cash equivalents, end of period....................  $ 110.8   $  37.9
                                                              =======   =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2000 in the Company's 2000 Annual Report on Form 10-K. The results of operations for the three-month period ending March 31, 2001 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company (and The Mutual Life Insurance Company of New York) alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance). The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of

                     MONY LIFE INSURANCE COMPANY OF AMERICA

America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, we filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other punative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted our motion for summary judgment and dismissed all claims filed in the Goshen case. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At March 31, 2001, the Company had commitments to issue $3.9 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 7.4% to 8.2%. The Company had commitments outstanding to purchase $8.5 million of private fixed maturity securities as of March 31, 2001 with interest rates ranging from 7.46% to 7.92%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of March 31, 2001 is $46.3 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. The Company amended that agreement effective January 1, 2000 to add all other term life policies and all universal life policies written by USFL on or after January 1, 2000. At March 31, 2001 the Company recorded

                     MONY LIFE INSURANCE COMPANY OF AMERICA
a payable of $3.3 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2001, the Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1998, FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133 did not have a material affect on the Company's financial position or results of operations.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125." SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements did not have a significant impact on the Company's consolidated financial position or earnings.

Form No. 14352SL (Supp 8/17/01)